STOCKHOLDERS' EQUITY (DEFICIT) (Details 3) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
Risk free interest rate	1.80%	1.80%	1.50%
Expected term	5 years	5 years	7 years
Expected volatility	44.90%	52.90%	45.30%
Dividend yield